Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses		$ 2,308,793	$ 294,117	$ 1,839,055
Refundable deposits received for employment services	[1]	3,678,667	468,626	4,374,532
Remuneration payables for customers’ employees	[2]	1,769,208	225,381	2,260,093
Other deposits received	[3]	286,871	36,545	80,090
Dividend Payable (Note 11)				5,865,364
Deferred income		28,200	3,592	47,000
Total		$ 8,071,739	$ 1,028,261	$ 14,466,134

[1]	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.
[2]	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.
[3]	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.